Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Ininital Fixed $100
			Average		Investment Based On:
			Summary	Average		Peer Group
	Summary		Compensation	Compensation	Total	Total
	Compensation	Compensation	Table Total	Actually Paid	Shareholder	Shareholder		Return on
	Table Total	Actually Paid	for Non-CEO	to Non-PEO	Return	Return	Net Income	Average
Year	for CEO(1)	to CEO	NEOs(2)	CEOs	($)	($)(3)	($)	Equity
2024	2,274,100	3,137,679	1,210,066	1,596,699	137.12	118.22	64,504,000	16.16%
2023	2,207,858	2,917,839	2,043,104	2,681,878	115.36	110.50	51,613,000	14.10%
2022	2,294,319	2,310,067	2,123,569	2,136,699	80.75	88.17	62,602,000	19.55%
(1)	The CEO in 2024, 2023 and 2022 was Nack Y. Paek.
(2)	The non-CEO NEOs in 2024 were Farid Tan, Howard Hwasaeng Kim, Lucas Stewart and Abdul Mohdnor. The non-CEO NEOs in 2023 and 2022 were Farid Tan and Howard Hwasaeng Kim.
(3)	Peer group used for total shareholder return comparisons represents the S&P U.S. Small Cap Bank Index.

Company Selected Measure Name	Return on average equity
Named Executive Officers, Footnote
(1)	The CEO in 2024, 2023 and 2022 was Nack Y. Paek.
(2)	The non-CEO NEOs in 2024 were Farid Tan, Howard Hwasaeng Kim, Lucas Stewart and Abdul Mohdnor. The non-CEO NEOs in 2023 and 2022 were Farid Tan and Howard Hwasaeng Kim.

Peer Group Issuers, Footnote
(3)	Peer group used for total shareholder return comparisons represents the S&P U.S. Small Cap Bank Index.

PEO Total Compensation Amount	$ 2,274,100	$ 2,207,858	$ 2,294,319
PEO Actually Paid Compensation Amount	$ 3,137,679	2,917,839	2,310,067
Adjustment To PEO Compensation, Footnote

The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to our CEO and non-CEO NEOs shown in the table above.

	CEO			Average of Non-CEO NEOs
Adjustments	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total	2,274,100	2,207,858	2,294,319	1,210,066	2,043,104	2,123,569
Less: Fair Value of Stock Awards Granted in Fiscal Year	(843,400)	(1,028,058)	(1,001,019)	(379,561)	(904,554)	(879,769)
Add: Fair Value of Stock Awards Granted in Fiscal Year - Value at Year End	1,093,169	1,502,979	1,066,078	491,966	1,322,421	936,947
Change in Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year	345,804	71,392	(139,081)	154,189	62,574	(121,959)
Change in Fair Value of Stock Awards Granted in Prior Years that Vested during the Fiscal Year	242,779	143,428	77,061	108,873	140,528	66,676
Add: Dividends Paid on Unvested Restricted Stock Shares for the Fiscal Year	25,227	20,240	12,709	11,166	17,805	11,235
Compensation Actually Paid	3,137,679	2,917,839	2,310,067	1,596,699	2,681,878	2,136,699

Non-PEO NEO Average Total Compensation Amount	$ 1,210,066	2,043,104	2,123,569
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,596,699	2,681,878	2,136,699
Adjustment to Non-PEO NEO Compensation Footnote

The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to our CEO and non-CEO NEOs shown in the table above.

	CEO			Average of Non-CEO NEOs
Adjustments	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total	2,274,100	2,207,858	2,294,319	1,210,066	2,043,104	2,123,569
Less: Fair Value of Stock Awards Granted in Fiscal Year	(843,400)	(1,028,058)	(1,001,019)	(379,561)	(904,554)	(879,769)
Add: Fair Value of Stock Awards Granted in Fiscal Year - Value at Year End	1,093,169	1,502,979	1,066,078	491,966	1,322,421	936,947
Change in Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year	345,804	71,392	(139,081)	154,189	62,574	(121,959)
Change in Fair Value of Stock Awards Granted in Prior Years that Vested during the Fiscal Year	242,779	143,428	77,061	108,873	140,528	66,676
Add: Dividends Paid on Unvested Restricted Stock Shares for the Fiscal Year	25,227	20,240	12,709	11,166	17,805	11,235
Compensation Actually Paid	3,137,679	2,917,839	2,310,067	1,596,699	2,681,878	2,136,699

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

The two items listed below represent the financial performance measures that the Company believes are most important in linking compensation actually paid to our NEOs to company performance during 2024.

●	Return on average equity (calculated as net income divided by average shareholders’ equity)
●	Net income

Total Shareholder Return Amount	$ 137.12	115.36	80.75
Peer Group Total Shareholder Return Amount	118.22	110.5	88.17
Net Income (Loss)	$ 64,504,000	$ 51,613,000	$ 62,602,000
Company Selected Measure Amount	16.16	14.1	19.55
PEO Name	Nack Y. Paek
Measure:: 1
Pay vs Performance Disclosure
Name	Return on average equity (calculated as net income divided by average shareholders’ equity)
Measure:: 2
Pay vs Performance Disclosure
Name	Net income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (843,400)	$ (1,028,058)	$ (1,001,019)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,093,169	1,502,979	1,066,078
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,804	71,392	(139,081)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,779	143,428	77,061
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,227	20,240	12,709
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(379,561)	(904,554)	(879,769)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	491,966	1,322,421	936,947
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,189	62,574	(121,959)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,873	140,528	66,676
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,166	$ 17,805	$ 11,235